UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2009 to December 31, 2011

Date of Report (Date of earliest event reported) February 13, 2012

CANADIAN IMPERIAL BANK OF COMMERCE

Commission File Number of securitizer: Not applicable.

Central Index Key Number of securitizer: 0001045520

Wojtek Niebrzydowski, 416-956-6748

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)    ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    ☐

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(1), Canadian Imperial Bank of Commerce (“CIBC”) has indicated by check mark that there is no activity to report for the initial period.1

1 On September 1, 2010, CIBC succeeded Citi Cards Canada Inc. (“Citi Cards”) as seller and servicer of assets under the Broadway Credit Card Trust (“Broadway”) securitization program (the “Broadway Program”) and replaced Citi Cards as Broadway’s administrative agent. As a result, this Form only covers the period from September 1, 2010 to December 31, 2011 with respect to the Broadway Program. CIBC requested from the trustee of Broadway and the custodian and the indenture trustee in the Broadway Program information with respect to investor repurchase or replacement demands for a breach of representation and warranty in the Broadway Program, and although this Form only covers the period from September 1, 2010 to December 31, 2011 with respect to the Broadway Program, such parties reported that they were not aware, or to the best of their knowledge were not aware, of repurchase or replacement demands during the period covered by this report. For the period from January 1, 2009 to September 1, 2010, information regarding any repurchase demands made on Citi Cards is unknown.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 13, 2012	CANADIAN IMPERIAL BANK OF COMMERCE (Securitizer)

	By:	/s/ Andrew Stuart
	Name:	Andrew Stuart
	Title:	Sr. Vice President, Treasury (senior officer in charge of securitization)